                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04295
                                  ----------------------------------------------

             State Street Research Money Market Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Francis J. McNamara, III, Secretary
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  03/31/04
                        -----------------
Date of reporting period:  04/01/03 - 09/30/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Semiannual Report is attached.

[BACKGROUND GRAPHIC]

                                                    [LOGO] STATE STREET RESEARCH

[PHOTO]

Money Market Fund

September 30, 2003


                                               Semiannual Report to Shareholders

Table of Contents

 3    Performance Discussion

 4    Portfolio Holdings

 5    Financial Statements

 9    Financial Highlights

11    Trustees and Officers

FROM THE CHAIRMAN
     State Street Research

Optimism in the Economy
Economic news brightened and investors responded with renewed enthusiasm for the stock market during the six-month period that ended September 30, 2003. Low short-term interest rates, a significant income tax cut and higher government spending worked together to boost economic growth to its highest level in four years. Housing sales remained strong, although auto sales slipped late in the period. Corporate profits staged a solid rebound. Employment was the only holdout, as the jobless rate remained stubbornly high.

Stocks Move Higher on Positive Economic News
Stocks staged an impressive rally in the second quarter of 2003 as economic news brightened. Technology stocks were the strongest performers. Consumer stocks also gained ground as spending remained strong. In general, small- and mid-cap stocks outperformed large-caps, and growth stocks significantly outpaced value. Although all stock market indexes reported solid gains for the period, they were trimmed in the final weeks of September after news that consumer confidence had dropped.

Bonds Retreat as Interest Rates Rise
Investor confidence in the economy translated into solid gains for High-Yield bonds, which along with Emerging Market bonds, were the period's strongest performers. U.S. Treasury bonds eked out a positive return, but that masked a sharp decline in the second half of the period, as interest rates rose above 4.0% before settling back to 3.93% at the end of the period. When interest rates rise, bond prices decline. Mortgage bonds lagged as the result of higher mortgage prepayment activity in the spring and municipal bonds were hurt by concerns over state budget deficits and revenue shortfalls.

Looking Ahead
After three years of disappointing returns, a revival for riskier segments of both the stock and bond markets took many investors by surprise. Yet, it provided an excellent reminder that the best way to take advantage of the market's strongest gains is to own a diversified portfolio of stocks and bonds. We hope you will take time to talk to your financial advisor about diversification. And as always, we look forward to helping you achieve your long-term financial goals with State Street Research Funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

September 30, 2003

--------------------------------------------------------------------------------
A Special Message on Recent News

Recent articles in the press have highlighted investigations into after-hours trading and frequent-trading practices in the mutual fund industry. These are serious matters, and we want to assure you that State Street Research is committed to maintaining full compliance with all legal requirements and ethical standards regarding these and other mutual fund trading practices. In fact, our mutual fund trading processes are designed to prevent these types of activities from taking place, and we are committed to maintaining their integrity. Our trade processing procedures carefully track the forward-pricing requirements contained in federal regulations and in our funds' prospectuses. We closely monitor trading in our funds and take measures to prevent market timing whenever it is identified. Furthermore, we do not enter into any special arrangements that would permit investors to avoid the forward-pricing or market-timing provisions of our prospectuses.

In recent weeks, we have carefully reviewed our trading policies, procedures and operations. In addition, our firm recommended early on that the funds' Trustees engage an independent accounting firm, which has been reviewing trading issues on behalf of our funds' Audit Committee. While there is always more work that can be done, I am pleased to report that we believe our processes are working effectively, based on our preliminary findings. We understand that our relationship with our shareholders is based on trust, and we are committed to acting in the best interests of our shareholders at all times.
--------------------------------------------------------------------------------

PERFORMANCE
     Discussion as of September 30, 2003

Investment Environment
The Economy
o The U.S. economic recovery picked up its pace during the period.
o Corporate earnings were strong, the result of cost cutting and productivity gains.
o Consumer spending held up and capital spending began to improve.
o Although the labor market showed signs of stabilizing, job creation has been slow and unemployment remained at 6.1%.
o The Federal Reserve Board lowered the federal funds rate to 1.0%, its lowest level since 1958.

The Markets
o Strong corporate earnings helped lift the stock and high-yield bond markets, despite volatility at the end of the period. The S&P 500 Index returned 18.44% for the six months ended September 30, 2003.(1)
o After falling to its lowest level in 45 years, the yield on the 10-year Treasury bond stood at 3.76% at the end of the six-month period.

The Fund
Over the Past Six Months
o For the six months ended September 30, 2003, Class E shares of State Street Research Money Market Fund returned 0.23%.(2) The fund outperformed the Lipper Money Market Funds Average, which had an average return of 0.21% for the same period.(1)
o Value was added in the first half of the period by focusing on securities in the 30- to 120-day maturity range, allowing them to mature, then reinvesting the proceeds in securities of similar maturities.
o We also took advantage of higher-yielding government agency securities with one-year maturities, callable in three to six months.
o During the second half of the period, we took advantage of higher-yielding, longer-maturing securities, which enhanced performance.

Current Strategy
o The fund continues to invest only in high-quality, first-tier money market instruments: corporate and domestic bank paper and the paper of Canadian banks and provinces.
o Our conservative laddering of maturities should continue to provide us with nimbleness in the market.

Fund Information (all data are for periods ended September 30, 2003)

7-Day Yield
--------------------------------------------------------------------------------

Class B(1)       0.10%
-------------------------------
Class B          0.10%
-------------------------------
Class C          0.10%
-------------------------------
Class E          0.46%
-------------------------------
Class S          0.46%
-------------------------------

The fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. Yields shown for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

Interest Rates
--------------------------------------------------------------------------------
(March 31, 2003 to September 30, 2003)

[Data below is represented by a line chart in the original report]

                           90-Day              90-day             10-year            30-year            30-year
Date                 Commercial Paper      Treasury Bills     Treasury Notes     Treasury Bonds        Mortgage
3/03                         1.24               1.09               3.84               4.77               5.79
5/03                         1.23               1.08               3.37               4.37               5.31
6/03                         1.1                0.83               3.52               4.56               5.24
7/03                         1.06               0.92               4.41               5.36               5.94
8/03                         1.1                0.95               4.46               5.22               6.32
9/03                         1.1                0.92               3.94               4.88               5.98

Glossary
--------------------------------------------------------------------------------
Yield:
Stated as a percentage, yield is the measurement of income paid by an investment.
--------------------------------------------------------------------------------
Weighted average maturity:
Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.
--------------------------------------------------------------------------------
Debt securities:
These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

(1) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Money Market Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(2)  0.05% for Class B(1); 0.05% for Class B; 0.05% for Class C; 0.23% for Class
     S. Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Class S shares are available only through certain employee benefit plans and special programs. Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) thereafter. If the returns for Class B(1) shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.


                                     State Street Research Money Market Fund   3

PORTFOLIO
     Holdings

September 30, 2003 (unaudited)

                                           Principal     Maturity       Value
                                             Amount        Date        (Note 1)
--------------------------------------------------------------------------------
COMMERCIAL PAPER 101.5%
Asset Backed - Auto Receivables 7.5%
FCAR Owner Trust, 1.03% ...............   $ 8,000,000   10/02/2003   $ 7,999,771
FCAR Owner Trust, 1.09% ...............     3,000,000    2/03/2004     2,988,646
New Center Asset Trust,
  1.10% ...............................     7,000,000    1/07/2004     6,979,039
Whole Auto Loan Trust,
  1.10% ...............................     3,500,000    9/15/2004     3,500,000
                                                                     -----------
                                                                      21,467,456
                                                                     -----------
Asset Backed - Diversified 25.6%
Ciesco LP, 1.06% ......................    10,000,000   10/23/2003     9,993,522
Clipper Receivables
  Corp., 1.06% ........................     7,000,000   10/16/2003     6,996,908
Clipper Receivables
  Corp., 1.06% ........................     7,000,000   10/21/2003     6,995,878
CXC Inc., 1.16% .......................     5,000,000    2/25/2004     4,976,317
Delaware Funding Corp.,
  1.05% ...............................     7,000,000   10/07/2003     6,998,775
Edison Asset Co., 1.07% ...............     6,000,000   10/17/2003     5,997,147
Kittyhawk Funding Corp.,
  1.11% ...............................     5,000,000    3/22/2004     4,973,329
Sheffield Receivables
  Corp., 1.06% ........................     8,000,000   10/02/2003     7,999,764
Sheffield Receivables
  Corp., 1.07% ........................     3,065,000   10/06/2003     3,064,545
Windmill Funding Corp.,
  1.03% ...............................     5,000,000   10/10/2003     4,998,712
Windmill Funding Corp.,
  1.03% ...............................    10,000,000    1/08/2004     9,971,675
                                                                     -----------
                                                                      72,966,572
                                                                     -----------
Bank 17.7%
Canadian Imperial
  Holdings, Inc., 1.06% ...............     6,000,000   12/11/2003     5,987,456
Canadian Imperial
  Holdings, Inc., 1.10% ...............     8,000,000    1/15/2004     7,974,089
J. P. Morgan Chase and
  Co., 1.05% ..........................    10,000,000   11/03/2003     9,990,375
Toronto Dominion
  Holdings, Inc., 1.06% ...............     5,000,000   12/22/2003     4,987,928
Toronto Dominion
  Holdings, Inc., 1.07% ...............     7,500,000   12/22/2003     7,481,721
UBS Finance Inc., 1.05% ...............     8,000,000   10/01/2003     8,000,000
UBS Finance Inc., 1.11% ...............     6,000,000   10/01/2003     6,000,000
                                                                     -----------
                                                                      50,421,569
                                                                     -----------

                                           Principal     Maturity       Value
                                             Amount        Date        (Note 1)
--------------------------------------------------------------------------------
Chemicals 1.7%
E.L. du Pont de Nemours
  & Co., 1.05% ........................   $ 5,000,000  11/17/2003  $  4,993,146
                                                                   ------------
Diversified Financial Services 14.7%
Citicorp, 1.05% .......................    10,000,000  12/02/2003     9,981,917
Goldman Sachs Group
  LP, 1.03% ...........................    10,000,000  11/17/2003     9,986,553
Household Finance
  Corp., 1.12% ........................    10,000,000   1/05/2004     9,970,133
Morgan Stanley Dean
  Witter & Co., 1.03% .................    12,145,000  10/01/2003    12,145,000
                                                                   ------------
                                                                     42,083,603
                                                                   ------------
Government Agency 19.6%
Federal Home Loan
  Bank, 1.25% .........................     7,000,000   7/02/2004     7,002,852
Federal Home Loan
  Bank, 1.23% .........................    10,000,000   7/06/2004    10,000,000
Federal Home Loan
  Mortgage, 1.06% .....................    15,000,000  10/07/2003    14,997,350
Federal Home Loan
  Mortgage, 1.07% .....................    10,000,000  10/31/2003     9,991,083
Federal National Mortgage
  Association, 1.38% ..................     5,000,000   5/07/2004     5,000,000
Federal National Mortgage
  Association, 1.06% ..................     5,000,000   7/20/2004     5,000,000
Federal National Mortgage
  Association, 1.45% ..................     4,000,000   9/01/2004     4,000,000
                                                                   ------------
                                                                     55,991,285
                                                                   ------------
Milling 5.3%
Archer Daniels Midland
  Co., 1.08% ..........................     5,000,000  10/28/2003     4,995,950
Cargill Inc., 1.02% ...................    10,000,000  10/07/2003     9,998,300
                                                                   ------------
                                                                     14,994,250
                                                                   ------------
Multi-Sector Companies 4.6%
General Electric
  Capital Corp., 1.05% ................    13,000,000  11/04/2003    12,987,108
                                                                   ------------
Retail 4.8%
Wal-Mart Stores Inc.,
  1.05% ...............................    13,833,000  10/02/2003    13,832,597
                                                                   ------------
Total Investments (Cost $289,737,586) - 101.5% ..................   289,737,586
                                                                   ------------
Cash and Other Assets, Less Liabilities - (1.5%) ................    (4,316,828)
                                                                   ------------
Net Assets - 100.0% .............................................  $285,420,758
                                                                   ============


4   The notes are an integral part of the financial statements.

FINANCIAL
     Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 2003 (unaudited)

Assets
Investments, at value (Cost $289,737,586) ...................       $289,737,586
Receivable for fund shares sold .............................          1,685,739
Interest receivable .........................................             81,573
Receivable from Distributor .................................             74,541
Other assets ................................................            210,876
                                                                    ------------
                                                                     291,790,315
                                                                    ------------
Liabilities
Payable for securities purchased ............................          3,500,000
Payable for fund shares redeemed ............................          2,098,784
Payable to custodian (Note 1) ...............................            271,139
Accrued transfer agent and shareholder services .............            213,919
Accrued management fee ......................................            121,042
Accrued administration fee ..................................             16,515
Accrued distribution and service fees .......................             11,442
Accrued trustees' fees ......................................              3,299
Other accrued expenses ......................................            133,417
                                                                    ------------
                                                                       6,369,557
                                                                    ------------
Net Assets ..................................................       $285,420,758
                                                                    ============
Net Assets consist of:
   Paid-in capital ..........................................       $285,420,758
                                                                    ============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class       Net Assets    /   Number of Shares   =    NAV
  B(1)     $ 28,068,929           28,068,929         $1.00*
  B        $ 23,168,281           23,168,281         $1.00*
  C        $  3,022,514            3,022,514         $1.00*
  E        $199,283,037          199,283,037         $1.00
  S        $ 31,877,997           31,877,997         $1.00

* Redemption price per share for Class B(1) and Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended September 30, 2003 (unaudited)

Investment Income
Interest .....................................................      $ 1,913,550
                                                                    -----------
Expenses
Management fee (Note 2) ......................................          821,176
Transfer agent and shareholder services (Note 2) .............          440,836
Custodian fee ................................................           62,244
Administration fee (Note 2) ..................................           46,299
Reports to shareholders ......................................            2,012
Distribution and service fees - Class B(1) (Note 5) ..........           58,094
Distribution and service fees - Class B (Note 5) .............           53,430
Distribution and service fees - Class C (Note 5) .............            8,303
Registration fees ............................................           31,716
Audit fee ....................................................           13,227
Trustees' fees (Note 2) ......................................           12,567
Legal fees ...................................................            4,047
Miscellaneous ................................................           13,260
                                                                    -----------
                                                                      1,567,211
Expenses borne by the Distributor (Note 3) ...................         (283,640)
Fees paid indirectly (Note 2) ................................           (4,699)
                                                                    -----------
                                                                      1,278,872
                                                                    -----------
Net investment income and net increase in net assets
  resulting from operations ..................................      $   634,678
                                                                    ===========


The notes are an integral part of the financial statements.
                                       State Street Research Money Market Fund 5

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                             Six months ended
                                            September 30, 2003     Year ended
                                                (unaudited)      March 31, 2003*
                                            ------------------------------------
Increase (Decrease) In Net Assets
Operations:
Net investment income and
  net increase resulting
  from operations ........................   $     634,678      $   3,346,370
                                            ------------------------------------
Dividends from net investment income:
   Class B(1) ............................         (15,049)           (38,063)
   Class B ...............................         (13,833)           (43,174)
   Class C ...............................          (2,045)           (10,769)
   Class E ...............................        (524,814)        (2,905,209)
   Class S ...............................         (78,937)          (349,155)
                                            ------------------------------------
                                                  (634,678)        (3,346,370)
                                            ------------------------------------
Net decrease from fund share
   transactions (Note 7) .................     (77,637,991)       (19,833,747)
                                            ------------------------------------
Total decrease in net assets .............     (77,637,991)       (19,833,747)
Net Assets
Beginning of period ......................     363,058,749        382,892,496
                                            ------------------------------------
End of period ............................   $ 285,420,758      $ 363,058,749
                                            ====================================

* Audited by other auditors

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
September 30, 2003

Note 1
State Street Research Money Market Fund is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The fund seeks to achieve its investment objective by investing at least 95% of total assets in high-quality securities called "first" tier securities. These may include in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The fund offers five classes of shares. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees equal to 1.00% of average daily net assets and both classes automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of purchase. Class C shares also pay annual service and distribution fees equal to 1.00% of average daily net assets. Class E shares are offered to any individual. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. Class E and Class S shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
The fund values securities at amortized cost, pursuant to which the fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restriction to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At September 30, 2003, the payable to the custodian bank of $271,139 represents the amount due for cash advance for the settlement of a security purchased.


6   The notes are an integral part of the financial statements.

C. Net Investment Income
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the fund. Interest income is accrued daily as earned.

Investment income is allocated pro rata on the basis of relative net assets by the holders of all classes of shares.

D. Dividends
Dividends from net investment income are declared daily and paid or reinvested monthly.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2003, the fees pursuant to such agreement amounted to $821,176.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the fund may be purchased. During the six months ended September 30, 2003, the amount of such expenses was $165,012.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended September 30, 2003, the fund's transfer agent fees were reduced by $4,699 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $12,567 during the six months ended September 30, 2003.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed annual amount that has been allocated equally among State Street Research funds. During the six months ended September 30, 2003, the amount of such expenses was $46,299.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended September 30, 2003, the amount of such expenses assumed by the Distributor and its affiliates was $283,640.

In addition to the voluntary assumption of fees described above, the distributor waived a portion of 12b-1 fees that amounted to $100,462, $91,267 and $13,407 for Class B(1), Class B and Class C shares, respectively during the six months ended September 30, 2003. The purpose of this waiver is to ensure that Class B(1), Class B and Class C shares each have a one-day yield of 0.10% and the amount of the waiver is determined accordingly. The waiver will be removed if the yield reaches 0.10% on a given day.

Note 4
For the six months ended September 30, 2003, purchases and sales, including maturities, of securities aggregated $3,498,154,700 and $3,574,842,000, respectively.

Note 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 2003, fees pursuant to such plan amounted to $58,094, $53,430 and $8,303 for Class B(1), Class B and Class C shares, respectively. For Class B and Class C shares, the payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of September 30, 2003, there were $734,309 for Class C shares, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned commissions aggregating $21,547 on sales of the fund's Class B(1) shares and that the Distributor collected contingent deferred sales charges aggregating $144,780, $14,479 and $638 on redemptions of Class B(1), Class B and Class C shares, respectively, during the six months ended September 30, 2003.

Note 6
PricewaterhouseCoopers LLP resigned as the Fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the Fund's independent accountants for the fund's fiscal year ended March 31, 2004. During the previous two years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years


                                     State Street Research Money Market Fund   7

Note 7
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, at $0.001 par value per share. At September 30, 2003, the Adviser owned 633,166 Class E shares and the Distributor owned 4,020,904 Class E shares. MetLife and certain of its affiliates held of record 31,317,697 Class E shares and 2,782,447 Class S shares of the fund.

Share transactions break down as follows:

                                                                          Six months ended
                                                                         September 30, 2003                   Year ended
                                                                            (unaudited)                     March 31, 2003*
                                                                  ------------------------------------------------------------------
Class B(1)                                                           Shares          Amount           Shares             Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         5,359,248    $   5,359,248        49,867,648    $    49,867,648
Issued upon reinvestment of dividends from net investment income       14,715           14,715            36,339             36,339
Shares redeemed                                                   (13,662,114)     (13,662,114)      (29,215,906)       (29,215,906)
                                                                 ------------    -------------    --------------    ---------------
Net increase (decrease)                                            (8,288,151)   $  (8,288,151)       20,688,081    $    20,688,081
                                                                 ============    =============    ==============    ===============

Class B                                                              Shares          Amount           Shares             Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         4,984,019    $   4,984,019        46,364,820    $    46,364,820
Issued upon reinvestment of dividends from net investment income       13,434           13,434            41,759             41,759
Shares redeemed                                                   (16,328,285)     (16,328,285)      (37,351,640)       (37,351,640)
                                                                 ------------    -------------    --------------    ---------------
Net increase (decrease)                                           (11,330,832)   $ (11,330,832)        9,054,939    $     9,054,939
                                                                 ============    =============    ==============    ===============

Class C                                                              Shares          Amount           Shares             Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         1,848,779    $   1,848,779        15,226,606    $    15,226,606
Issued upon reinvestment of dividends from net investment income        1,882            1,882             9,671              9,671
Shares redeemed                                                    (5,357,584)      (5,357,584)      (15,139,118)       (15,139,118)
                                                                 ------------    -------------    --------------    ---------------
Net increase (decrease)                                            (3,506,923)   $  (3,506,923)           97,159    $        97,159
                                                                 ============    =============    ==============    ===============

Class E                                                              Shares          Amount           Shares             Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                       351,384,043    $ 351,384,043     1,023,022,029    $ 1,023,022,029
Issued upon reinvestment of dividends from net investment income      434,804          434,804         2,258,845          2,258,845
Shares redeemed                                                  (401,495,560)    (401,495,560)   (1,078,749,427)    (1,078,749,427)
                                                                 ------------    -------------    --------------    ---------------
Net decrease                                                      (49,676,713)   $ (49,676,713)      (53,468,553)   $   (53,468,553)
                                                                 ============    =============    ==============    ===============

Class S                                                              Shares          Amount           Shares             Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         7,636,772    $   7,636,772        24,561,143    $    24,561,143
Issued upon reinvestment of dividends from net investment income       71,497           71,497           312,064            312,064
Shares redeemed                                                   (12,543,641)     (12,543,641)      (21,078,580)       (21,078,580)
                                                                 ------------    -------------    --------------    ---------------
Net increase (decrease)                                            (4,835,372)   $  (4,835,372)        3,794,627    $     3,794,627
                                                                 ============    =============    ==============    ===============

* Audited by other auditors

FINANCIAL
     Highlights

For a share outstanding throughout each period:

                                                                                            Class B(1)
                                                             -----------------------------------------------------------------------
                                                              Six months ended                 Years ended March 31
                                                             September 30, 2003 ----------------------------------------------------
                                                                (unaudited)       2003(e)   2002(e)   2001(e)   2000(e)   1999(a)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           1.000           1.000     1.000     1.000     1.000      1.000
                                                                  ------          ------    ------    ------    ------     ------
 Net investment income ($)*                                        0.001           0.001     0.016     0.047     0.038      0.008
 Dividends from net investment income ($)                         (0.001)         (0.001)   (0.016)   (0.047)   (0.038)    (0.008)
                                                                  ------          ------    ------    ------    ------     ------
Net asset value, end of period ($)                                 1.000           1.000     1.000     1.000     1.000      1.000
                                                                  ======          ======    ======    ======    ======     ======
Total return (%)(b)                                                 0.05(c)         0.14      1.57      4.81      3.88       0.84(c)

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         28,069          36,357    15,669    10,212     2,620        732
Expense ratio (%)*                                                  1.08(d)         1.56      1.71      1.70      1.66       1.66(d)
Expense ratio after expense reductions (%)*                         1.08(d)         1.55      1.70      1.69      1.65       1.65(d)
Ratio of net investment income to average net assets (%)*           0.09(d)         0.13      1.35      4.69      3.97       3.40(d)
*Reflects voluntary reduction of expenses of these amounts
(Note 3) (%)                                                        0.17(d)         0.20      0.25      0.49      0.26       0.11(d)

                                                                                            Class B
                                                             -----------------------------------------------------------------------
                                                              Six months ended                 Years ended March 31
                                                             September 30, 2003 ----------------------------------------------------
                                                                (unaudited)       2003(e)   2002(e)   2001(e)   2000(e)   1999(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           1.000           1.000     1.000     1.000     1.000      1.000
                                                                  ------          ------    ------    ------    ------     ------
 Net investment income ($)*                                        0.001           0.001     0.016     0.047     0.038      0.038
 Dividends from net investment income ($)                         (0.001)         (0.001)   (0.016)   (0.047)   (0.038)    (0.038)
                                                                  ------          ------    ------    ------    ------     ------
Net asset value, end of period ($)                                 1.000           1.000     1.000     1.000     1.000      1.000
                                                                  ======          ======    ======    ======    ======     ======
Total return (%)(b)                                                 0.05(c)         0.14      1.57      4.81      3.88       3.85

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         23,168          34,499    25,444    28,407    29,486     30,288
Expense ratio (%)*                                                  1.08(d)         1.56      1.71      1.70      1.66       1.66
Expense ratio after expense reductions (%)*                         1.08(d)         1.55      1.70      1.69      1.65       1.65
Ratio of net investment income to average net assets (%)*           0.10(d)         0.13      1.55      4.69      3.84       3.73
*Reflects voluntary reduction of expenses of these amounts
(Note 3) (%)                                                        0.17(d)         0.20      0.25      0.37      0.24       0.11

                                                                                            Class C
                                                             -----------------------------------------------------------------------
                                                              Six months ended                 Years ended March 31
                                                             September 30, 2003 ----------------------------------------------------
                                                                (unaudited)       2003(e)   2002(e)   2001(e)   2000(e)   1999(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           1.000           1.000     1.000     1.000     1.000      1.000
                                                                  ------          ------    ------    ------    ------     ------
 Net investment income ($)*                                        0.001           0.001     0.016     0.047     0.038      0.038
 Dividends from net investment income ($)                         (0.001)         (0.001)   (0.016)   (0.047)   (0.038)    (0.038)
                                                                  ------          ------    ------    ------    ------     ------
Net asset value, end of period ($)                                 1.000           1.000     1.000     1.000     1.000      1.000
                                                                  ======          ======    ======    ======    ======     ======
Total return (%)(b)                                                 0.05(c)         0.14      1.57      4.81      3.88       3.85

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                          3,023           6,529     6,432     4,541     1,607      2,286
Expense ratio (%)*                                                  1.08(d)         1.56      1.71      1.70      1.66       1.66
Expense ratio after expense reductions (%)*                         1.08(d)         1.55      1.70      1.69      1.65       1.65
Ratio of net investment income to average net assets (%)*           0.09(d)         0.14      1.24      4.68      3.83       3.72
*Reflects voluntary reduction of expenses of these amounts
(Note 3) (%)                                                        0.18(d)         0.20      0.29      0.43      0.22       0.11
------------------------------------------------------------------------------------------------------------------------------------

(a) January 1, 1999 (commencement of share class) to March 31, 1999
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) Not annualized
(d) Annualized
(e) Audited by other auditors


                                     State Street Research Money Market Fund   9

FINANCIAL
     Highlights

                                                                                            Class E
                                                             -----------------------------------------------------------------------
                                                              Six months ended                 Years ended March 31
                                                             September 30, 2003 ----------------------------------------------------
                                                                (unaudited)       2003(e)   2002(e)   2001(e)   2000(e)   1999(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           1.000           1.000      1.000     1.000     1.000      1.000
                                                                  ------         -------    -------   -------   -------    -------
 Net investment income ($)*                                        0.002           0.010      0.026     0.057     0.048      0.048
 Dividends from net investment income ($)                         (0.002)         (0.010)    (0.026)   (0.057)   (0.048)    (0.048)
                                                                  ------         -------    -------   -------   -------    -------
Net asset value, end of period ($)                                 1.000           1.000      1.000     1.000     1.000      1.000
                                                                  ======         =======    =======   =======   =======    =======
Total return (%)(b)                                                 0.23(c)         1.00       2.59      5.86      4.92       4.88

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         99,283         248,960    302,428   380,904   319,740    331,094
Expense ratio (%)*                                                  0.70(d)         0.71       0.71      0.70      0.66       0.66
Expense ratio after expense reductions (%)*                         0.70(d)         0.70       0.70      0.69      0.65       0.65
Ratio of net investment income to average net assets (%)*           0.46(d)         1.02       2.63      5.70      4.79       4.74
*Reflects voluntary reduction of expenses of these amounts
(Note 3) (%)                                                        0.17(d)         0.21       0.25      0.37      0.25       0.11

                                                                                            Class S
                                                             -----------------------------------------------------------------------
                                                              Six months ended                 Years ended March 31
                                                             September 30, 2003 ----------------------------------------------------
                                                                (unaudited)       2003(e)   2002(e)   2001(e)   2000(e)   1999(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           1.000           1.000      1.000     1.000     1.000      1.000
                                                                  ------         -------    -------   -------   -------    -------
 Net investment income ($)*                                        0.002           0.010      0.026     0.057     0.048      0.048
 Dividends from net investment income ($)                         (0.002)         (0.010)    (0.026)   (0.057)   (0.048)    (0.048)
                                                                  ------         -------    -------   -------   -------    -------
Net asset value, end of period ($)                                 1.000           1.000      1.000     1.000     1.000      1.000
                                                                  ======         =======    =======   =======   =======    =======
Total return (%)(b)                                                 0.23(c)         1.00       2.59      5.86      4.92       4.88

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         31,878          36,713     32,919    30,004    19,629     26,842
Expense ratio (%)*                                                  0.70(d)         0.71       0.71      0.70      0.66       0.66
Expense ratio after expense reductions (%)*                         0.70(d)         0.70       0.70      0.69      0.65       0.65
Ratio of net investment income to average net assets (%)*           0.46(d)         0.99       2.54      5.69      4.77       4.77
*Reflects voluntary reduction of expenses of these amounts (%)      0.18(d)         0.21       0.25      0.40      0.23       0.11

TRUSTEES AND OFFICERS
     State Street Research Money Market Trust

Name,               Position(s)  Term of Office
Address              Held with    and Length of              Principal Occupations
and Age(a)              Fund     Time Served(b)               During Past 5 Years
===================================================================================================
Independent Trustees
Bruce R. Bond         Trustee        Since       Retired; formerly Chairman of the Board, Chief
(57)                                  1999       Executive Officer and President, PictureTel
                                                 Corporation (video conferencing systems)
---------------------------------------------------------------------------------------------------
Steve A. Garban       Trustee        Since       Retired; formerly Senior Vice President for
(66)                                  1998       Finance and Operations and Treasurer, The
                                                 Pennsylvania State University
---------------------------------------------------------------------------------------------------
Dean O. Morton        Trustee        Since       Retired; formerly Executive Vice President, Chief
(71)                                  1986       Operating Officer and Director, Hewlett-Packard
                                                 Company (computer manufacturer)

---------------------------------------------------------------------------------------------------
Susan M. Phillips     Trustee        Since       Dean, School of Business and Public Management,
(58)                                  1998       George Washington University; formerly a member of
                                                 the Board of Governors of the Federal Reserve
                                                 System; and Chairman and Commissioner of the
                                                 Commodity Futures Trading Commission
---------------------------------------------------------------------------------------------------
Toby Rosenblatt       Trustee        Since       President, Founders Investments Ltd.
(65)                                  1993       (investments); formerly President, The Glen Ellen
                                                 Company (private investment firm)
---------------------------------------------------------------------------------------------------
Michael S.            Trustee        Since       Jay W. Forrester Professor of Management, Sloan
Scott Morton (66)                     1987       School of Management, Massachusetts Institute of
                                                 Technology
---------------------------------------------------------------------------------------------------
James M. Storey       Trustee        Since       Attorney; formerly Partner, Dechert (law firm)
(72)                                  2002


===================================================================================================
Interested Trustees
Richard S. Davis(+)   Trustee        Since       Chairman of the Board, President and Chief
(58)                                  2000       Executive Officer of State Street Research &
                                                 Management Company; formerly Senior Vice
                                                 President, Fixed Income Investments, Metropolitan
                                                 Life Insurance Company
===================================================================================================
Officers
Kevin J. Lema         Vice           Since       Vice President of State Street Research &
(36)                  President       2001       Management Company
---------------------------------------------------------------------------------------------------
John S. Lombardo      Vice           Since       Managing Director, Chief Financial Officer and
(48)                  President       2001       Director of State Street Research & Management
                                                 Company; formerly Executive Vice President, State
                                                 Street Research & Management Company; and Senior
                                                 Vice President, Product and Financial Management,
                                                 MetLife Auto & Home
---------------------------------------------------------------------------------------------------
Mark Marinella        Vice           Since       Managing Director and Chief Investment Officer -
                      President       2003       Fixed Income, State Street Research & Management
                                                 Company; formerly Executive Vice President and
                                                 Senior Vice President, State Street Research &
                                                 Management Company, and Chief Investment Officer
                                                 and Head of Fixed Income, Columbia Management
                                                 Company
---------------------------------------------------------------------------------------------------
Douglas A. Romich     Treasurer      Since       Senior Vice President and Treasurer of State
(46)                                  2001       Street Research & Management Company; formerly
                                                 Vice President and Assistant Treasurer, State
                                                 Street Research & Management Company
---------------------------------------------------------------------------------------------------
Francis J.            Secretary      Since       Managing Director, General Counsel and Secretary
McNamara, III (48)                    1995       of State Street Research & Management Company;
                                                 formerly Executive Vice President, State Street
                                                 Research & Management Company

                        Number of Funds
Name,                   in Fund Complex                    Other
Address                   Overseen by                Directorships Held
and Age(a)             Trustee/Officer(c)            by Trustee/Officer
================================================================================
Independent Trustees           19           Ceridian Corporation
Bruce R. Bond
(57)

--------------------------------------------------------------------------------
Steve A. Garban                55           Metropolitan Series Fund, Inc.(d)
(66)

--------------------------------------------------------------------------------
Dean O. Morton                 55           The Clorox Company; KLA-Tencor
(71)                                        Corporation; BEA Systems, Inc.;
                                            Cepheid; Pharsight Corporation; and
                                            Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Susan M. Phillips              19           The Kroger Co.
(58)



--------------------------------------------------------------------------------
Toby Rosenblatt                55           A.P. Pharma, Inc.; and Metropolitan
(65)                                        Series Fund, Inc.(d)

--------------------------------------------------------------------------------
Michael S.                     55           Metropolitan Series Fund, Inc.(d)
Scott Morton (66)

--------------------------------------------------------------------------------
James M. Storey                19           SEI Investments Funds (consisting of
(72)                                        104 portfolios); and The
                                            Massachusetts Health & Education
                                            Tax-Exempt Trust
================================================================================
Interested Trustees
Richard S. Davis(+)            19           None
(58)



================================================================================
Officers
Kevin J. Lema                   1           None
(36)


--------------------------------------------------------------------------------
John S. Lombardo               19           None
(48)




--------------------------------------------------------------------------------
Mark Marinella                  9           None


--------------------------------------------------------------------------------
Douglas A. Romich              19           None
(46)


--------------------------------------------------------------------------------
Francis J.                     19           None
McNamara, III (48)

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc., is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.

(+) Mr. Davis is an "interested person" of the Trust under the Investment
    Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

[LOGO] STATE STREET RESEARCH
       One Financial Center
       Boston, MA 02111-2690

                                                                ----------------
                                                                   PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                   PERMIT #6
                                                                   HUDSON, MA
                                                                ----------------

--------------------------------------------------------------------------------

New accounts, mutual fund purchases,
exchanges and account information

Internet   www.ssrfunds.com

E-mail     info@ssrfunds.com

Phone      1-87-SSR-FUNDS (1-877-773-8637),
           toll-free, 7 days a week, 24 hours a day
           Hearing-impaired: 1-800-676-7876
           Chinese- and Spanish-speaking: 1-888-638-3193

Fax 1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

Mail       State Street Research Service Center
           P.O. Box 8408, Boston, MA 02266-8408

--------------------------------------------------------------------------------
Did You Know?

State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the Web at
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Did you know that you can give a State Street Research mutual fund as a gift?
Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.

--------------------------------------------------------------------------------

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For more information on the products and services we offer, refer to OverView,
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topics, tune in to a State Street Research webcast by visiting our website at
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For a list of our funds, visit our website at www.ssrfunds.com under Research
Our Funds.

                                   [GRAPHIC]

                                for Excellence in
                           Shareholder Communications

                                   [GRAPHIC]

                           for Excellence in Service

This report must be accompanied or preceded by a current prospectus. When used as sales material after December 31, 2003, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2003 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA  02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp1104)SSR-LD
                                                                    MM-2657-1103

                               FORM N-CSR(2 OF 3)

ITEM 2

       (a) The Registrant has, as of the end of the period covered by this report, adopted a code of ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
       (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.
       (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3

       The Registrant's Board of Directors has determined that Steve A. Garban, a member of the Registrant's Board of Directors and Audit Committee, qualifies as the "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. Mr. Garban is "independent," as defined in the instructions to Form N-CSR.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

       SUB-ITEM 9a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Money Market Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Money Market Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 10 (EXHIBITS):

       (a)(1) Code of Ethics required to be disclosed under Item 2 of
              Form N-CSR attached hereto as Exhibit 99.CODE ETH
       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT
       (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Money Market Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    December 3, 2003
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    December 3, 2003
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    December 3, 2003
                          ------------------------